DISCONTINUED OPERATIONS:	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS:
DISCONTINUED OPERATIONS:

2. DISCONTINUED OPERATIONS:

On January7, 2011, the Company completed the sale of its plastic compounding business. As of December31, 2010, this business met the criteria for being reported as a discontinued operation. The plastic compounding business, which manufactured specialty plastic compounds for the wire and cable industry, medical applications and other uses, comprised substantially all of the assets of the Company's former Specialty Compounds segment. The Company's financial statements have been reclassified to reflect the plastic compounding business as discontinued operations for all periods presented.

The sale of the plastic compounding business includes the net gain on the sale of the plastic compounding business of $119.3 million (net of taxes of $78.2 million, a portion of which was offset through the utilization of net operating losses of $76.5 million) for the year ended December31, 2011. The valuation allowance related to these net operating losses was reversed in the fourth quarter of 2010 as a benefit to income taxes in continuing operations.

Income from discontinued operations, net of tax, of $0.9 million for the year ended December31, 2011 includes $0.7 million related to the reversal of certain reserves in connection with the sale of the Electronics business in December2007.

Operating results of the discontinued operations of the plastic compounding business for the years ended December31, 2010 and 2009 are as follows:

	YearEndedDecember31,
($inmillions)	2010	2009
Net sales	$231.3	$193.8
Cost of products sold	187.2	156.7
Gross profit	44.1	37.1
Selling, general and administrative expenses	16.7	15.6
Income before taxes	27.4	21.5
Income tax provision	8.8	7.5
Net income	$18.6	$14.0

For the year ended December31, 2010, income from discontinued operations, net of tax, also included $0.8 million that was related to the favorable resolution of a claim against the Company's former Groupe Novasep business sold in January2007. For the year ended December31, 2009, income from discontinued operations, net of tax, also included $2.8 million that was primarily related to the favorable resolution of a claim against the Company's former Groupe Novasep business and the reversal of certain reserves no longer deemed necessary in connection with the sale of the Electronics business in December2007.

The carrying value of the assets and liabilities of the plastic compounding business included as discontinued operations in the Consolidated Balance Sheets as of December31, 2010 are as follows:

($inmillions)
ASSETS
Cash and cash equivalents	$16.6
Accounts receivable, net	32.9
Inventories	18.0
Property, plant and equipment, net	63.0
Other intangible assets, net	16.2
Other assets	7.4
Total assets	$154.1
LIABILITIES
Accounts payable and other current liabilities	$27.6